Segmental Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Gold income	$ 3,439,000,000	$ 3,203,000,000	$ 3,255,000,000
By-products revenue	86,000,000	133,000,000	139,000,000
Gross profit (loss)	904,000,000	750,000,000	787,000,000
Cost of sales	2,626,000,000	2,584,000,000	2,607,000,000
Amortisation	583,000,000	558,000,000	690,000,000
Total assets	6,863,000,000	6,643,000,000	7,219,000,000
Capital expenditure	763,000,000	652,000,000	830,000,000
Goodwill	116,000,000	116,000,000	127,000,000
Assets held for sale	$ 601,000,000	0	348,000,000
Two Customers | Gold, Ounces
Disclosure of operating segments [line items]
Percentage of gold sold to two customers	34.00%
Discontinued operations
Disclosure of operating segments [line items]
Gold income	$ 554,000,000	602,000,000	1,101,000,000
By-products revenue	1,000,000	6,000,000	15,000,000
Gross profit (loss)	79,000,000	22,000,000	(3,000,000)
Cost of sales	479,000,000	589,000,000	1,129,000,000
Amortisation	61,000,000	72,000,000	133,000,000
Capital expenditure	60,000,000	76,000,000	155,000,000
Aggregate continuing and discontinued operations
Disclosure of operating segments [line items]
Gold income	3,993,000,000	3,805,000,000	4,356,000,000
By-products revenue	87,000,000	139,000,000	154,000,000
Gross profit (loss)	983,000,000	772,000,000	784,000,000
Cost of sales	3,105,000,000	3,173,000,000	3,736,000,000
Amortisation	644,000,000	630,000,000	823,000,000
South Africa
Disclosure of operating segments [line items]
Non-current assets considered material	25,000,000	1,005,000,000	1,295,000,000
Australia
Disclosure of operating segments [line items]
Gold income	851,000,000	780,000,000	709,000,000
Non-current assets considered material	817,000,000	718,000,000	764,000,000
Argentina
Disclosure of operating segments [line items]
Gold income		387,000,000	399,000,000
Brazil
Disclosure of operating segments [line items]
Gold income	679,000,000	634,000,000	705,000,000
Non-current assets considered material	625,000,000	615,000,000	632,000,000
Guinea
Disclosure of operating segments [line items]
Gold income			489,000,000
Tanzania
Disclosure of operating segments [line items]
Gold income	849,000,000	715,000,000	664,000,000
Non-current assets considered material	379,000,000	369,000,000	422,000,000
DRC
Disclosure of operating segments [line items]
Gold income	504,000,000	468,000,000
Non-current assets considered material	1,506,000,000	1,439,000,000	1,423,000,000
Foreign entities
Disclosure of operating segments [line items]
Non-current assets considered material	4,644,000,000	4,234,000,000	4,259,000,000
Ghana
Disclosure of operating segments [line items]
Non-current assets considered material	758,000,000	550,000,000	533,000,000
Continental Africa
Disclosure of operating segments [line items]
Total assets	3,514,000,000	3,135,000,000	3,153,000,000
Assets held for sale	20,000,000	0	0
Impairments, derecognition of assets	2,000,000	5,000,000	0
Australia
Disclosure of operating segments [line items]
Total assets	972,000,000	888,000,000	929,000,000
Goodwill	108,000,000	108,000,000	119,000,000
Americas
Disclosure of operating segments [line items]
Total assets	1,427,000,000	1,286,000,000	1,258,000,000
Goodwill	8,000,000	8,000,000	8,000,000
Impairments, derecognition of assets	1,000,000	1,000,000	0
South Africa
Disclosure of operating segments [line items]
Total assets	697,000,000	1,106,000,000	1,734,000,000
Assets held for sale	581,000,000	0	348,000,000
Impairments, derecognition of assets	556,000,000	98,000,000	294,000,000
Corporate and other
Disclosure of operating segments [line items]
Total assets	253,000,000	228,000,000	145,000,000
Operating segments
Disclosure of operating segments [line items]
By-products revenue	87,000,000	134,000,000	140,000,000
Gross profit (loss)	1,092,000,000	852,000,000	800,000,000
Cost of sales	3,054,000,000	3,064,000,000	3,048,000,000
Amortisation	720,000,000	723,000,000	826,000,000
Capital expenditure	754,000,000	645,000,000	798,000,000
Operating segments | Aggregate continuing and discontinued operations
Disclosure of operating segments [line items]
Capital expenditure	814,000,000	721,000,000	953,000,000
Operating segments | Continental Africa
Disclosure of operating segments [line items]
By-products revenue	3,000,000	4,000,000	3,000,000
Gross profit (loss)	605,000,000	380,000,000	386,000,000
Amortisation	367,000,000	379,000,000	421,000,000
Capital expenditure	410,000,000	313,000,000	409,000,000
Operating segments | Australia
Disclosure of operating segments [line items]
By-products revenue	3,000,000	2,000,000	2,000,000
Gross profit (loss)	221,000,000	160,000,000	159,000,000
Amortisation	173,000,000	149,000,000	130,000,000
Capital expenditure	149,000,000	156,000,000	153,000,000
Operating segments | Americas
Disclosure of operating segments [line items]
By-products revenue	81,000,000	128,000,000	135,000,000
Gross profit (loss)	265,000,000	310,000,000	253,000,000
Amortisation	177,000,000	192,000,000	273,000,000
Capital expenditure	195,000,000	176,000,000	234,000,000
Operating segments | Corporate and other
Disclosure of operating segments [line items]
Gross profit (loss)	1,000,000	2,000,000	2,000,000
Amortisation	3,000,000	3,000,000	2,000,000
Capital expenditure	0	0	2,000,000
Equity-accounted investments included above
Disclosure of operating segments [line items]
By-products revenue	(1,000,000)	(1,000,000)	(1,000,000)
Gross profit (loss)	(188,000,000)	(102,000,000)	(13,000,000)
Cost of sales	(428,000,000)	(480,000,000)	(441,000,000)
Amortisation	(137,000,000)	(165,000,000)	(136,000,000)
Consolidated and Separate
Disclosure of operating segments [line items]
Gold income	4,054,000,000	3,784,000,000	3,708,000,000
Consolidated and Separate | South Africa
Disclosure of operating segments [line items]
Gold income	981,000,000	946,000,000	946,000,000
Consolidated and Separate | North America
Disclosure of operating segments [line items]
Gold income	486,000,000	450,000,000	456,000,000
Consolidated and Separate | Australia
Disclosure of operating segments [line items]
Gold income	851,000,000	780,000,000	709,000,000
Consolidated and Separate | Europe
Disclosure of operating segments [line items]
Gold income	329,000,000	387,000,000	399,000,000
Consolidated and Separate | United Kingdom
Disclosure of operating segments [line items]
Gold income	1,407,000,000	1,221,000,000	1,198,000,000
Consolidated and Separate | Continental Africa
Disclosure of operating segments [line items]
Gold income	2,203,000,000	1,983,000,000	1,895,000,000
Consolidated and Separate | Australia
Disclosure of operating segments [line items]
Gold income	851,000,000	780,000,000	709,000,000
Consolidated and Separate | Americas
Disclosure of operating segments [line items]
Gold income	1,000,000,000	1,021,000,000	1,104,000,000
Consolidated and Separate | Operating segments | Continental Africa
Disclosure of operating segments [line items]
Cost of sales	1,601,000,000	1,607,000,000	1,513,000,000
Consolidated and Separate | Operating segments | Australia
Disclosure of operating segments [line items]
Cost of sales	632,000,000	622,000,000	551,000,000
Consolidated and Separate | Operating segments | Americas
Disclosure of operating segments [line items]
Cost of sales	822,000,000	838,000,000	987,000,000
Consolidated and Separate | Operating segments | Corporate and other
Disclosure of operating segments [line items]
Cost of sales	(1,000,000)	(3,000,000)	(3,000,000)
Equity-accounted investments
Disclosure of operating segments [line items]
Gold income	(615,000,000)	(581,000,000)	(453,000,000)
Capital expenditure	$ (51,000,000)	$ (69,000,000)	$ (123,000,000)